Consolidated Statements of Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Research and development expenses	$ 4,089	$ 904	$ 131
Marketing and sales	1,015	224
General and administrative	3,753	2,627	26
Operating loss	8,857	3,755	157
Equity in net loss (gain) of an affiliated company	(156)	108
Financial expenses (income), net	7,241	(1,950)
Net Loss	$ 15,942	$ 1,913	$ 157
Basic and diluted loss per share (in USD)	$ (0.17)	$ (0.03)	$ (0.00)
Weighted average number of shares outstanding used in computing basic and diluted loss per share	94,401	67,311	35,884